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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    Form N-14
                          Pre-Effective Amendment No. 2



                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 /X/

                              VANGUARD FIXED INCOME
                                SECURITIES FUNDS
        (Exact Name of Registrant as Specified in Declaration of Trust)

                     P.O. Box 2600, Valley Forge, PA 19482
                    (Address of Principal Executive Office)

                                 (610) 669-1000

                 (Registrant's Area Code and Telephone Number)

                            R. Gregory Barton, Esq.
                                 P.O. Box 2600
                             Valley Forge, PA 19482

                    (Name and Address of Agent for Service)



  NO FILING FEE IS DUE BECAUSE OF RELIANCE ON SECTION 24(F) OF THE INVESTMENT
                              COMPANY ACT OF 1940.


REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(A) MAY DETERMINE.

THE PROSPECTUS/PROXY STATEMENT, THE STATEMENT OF ADDITIONAL INFORMATION ALONG WITH ITS REQUIRED ATTACHMENTS, AND PART C AND ITS EXHIBITS (OTHER THAN EXHIBIT
11) ARE HEREIN INCORPORATED BY REFERENCE FROM PRE-EFFECTIVE AMENDMENT NO. 1 (FILE NO. 811-2368) AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION VIA EDGAR (ACCESSION NO. 0000932471-01-000365) ON FEBRUARY 23, 2001.

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